FAIR VALUE OF INVESTMENTS (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Fair value of investments
Net unrealized profit (loss) on open contracts	$ 7,203,603	$ 3,800,136
Fair value assets, transfers from Level I to Level II	0	0
Fair value assets, transfers from Level II to Level I	0	0
Fair value liabilities, transfers from Level I to Level II	0	0
Fair value liabilities, transfers from Level II to Level I	0	0
Long
Fair value of investments
Net unrealized profit (loss) on open contracts	3,371,372	2,463,844
Short
Fair value of investments
Net unrealized profit (loss) on open contracts	3,832,231	1,336,292
Total
Fair value of investments
Net unrealized profit (loss) on open contracts	7,203,603	3,800,136
Total | Futures
Fair value of investments
Net unrealized profit (loss) on open contracts	6,349,367	3,144,900
Total | Futures | Long
Fair value of investments
Net unrealized profit (loss) on open contracts	3,021,850	2,436,006
Total | Futures | Short
Fair value of investments
Net unrealized profit (loss) on open contracts	3,327,517	708,894
Total | Forwards
Fair value of investments
Net unrealized profit (loss) on open contracts	854,236	655,236
Total | Forwards | Long
Fair value of investments
Net unrealized profit (loss) on open contracts	349,522	27,838
Total | Forwards | Short
Fair value of investments
Net unrealized profit (loss) on open contracts	504,714	627,398
Level I
Fair value of investments
Net unrealized profit (loss) on open contracts	6,621,244	3,897,396
Level I | Futures
Fair value of investments
Net unrealized profit (loss) on open contracts	6,621,244	3,897,396
Level I | Futures | Long
Fair value of investments
Net unrealized profit (loss) on open contracts	2,701,133	2,480,431
Level I | Futures | Short
Fair value of investments
Net unrealized profit (loss) on open contracts	3,920,111	1,416,965
Level II
Fair value of investments
Net unrealized profit (loss) on open contracts	582,359	(97,260)
Level II | Futures
Fair value of investments
Net unrealized profit (loss) on open contracts	(271,877)	(752,496)
Level II | Futures | Long
Fair value of investments
Net unrealized profit (loss) on open contracts	320,717	(44,425)
Level II | Futures | Short
Fair value of investments
Net unrealized profit (loss) on open contracts	(592,594)	(708,071)
Level II | Forwards
Fair value of investments
Net unrealized profit (loss) on open contracts	854,236	655,236
Level II | Forwards | Long
Fair value of investments
Net unrealized profit (loss) on open contracts	349,522	27,838
Level II | Forwards | Short
Fair value of investments
Net unrealized profit (loss) on open contracts	$ 504,714	$ 627,398